EMQQ The Emerging Markets Internet & Ecommerce ETF
Fund Summary
Investment Objective

EMQQ The Emerging Markets Internet & Ecommerce ETF (the “Fund”) seeks to provide investment results that, before fees and expenses, correspond generally to the price and yield performance of EMQQ The Emerging Markets Internet & Ecommerce IndexTM (the “Index”).

Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund (“Shares”). This table and the Example below do not include the brokerage commissions that investors may pay on their purchases and sales of Fund Shares.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	EMQQ The Emerging Markets Internet & Ecommerce ETF EMQQ The Emerging Markets Internet & Ecommerce ETF Shares
Management Fee	0.86%
Distribution and Service (12b-1) Fees	none
Other Expenses	none
Total Annual Fund Operating Expenses	0.86%

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

Expense Example	1 Year	3 Years	5 Years	10 Years
EMQQ The Emerging Markets Internet & Ecommerce ETF | EMQQ The Emerging Markets Internet & Ecommerce ETF Shares | USD ($)	88	274	477	1,061

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund Shares are held in a taxable account at the shareholder level. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. For the fiscal period November 12, 2014 (commencement of operations) through August 31, 2015, the Fund’s portfolio turnover rate was 28% of the average value of its portfolio.

Principal Investment Strategies

The Fund will normally invest at least 80% of its total assets in securities of the Index or in depositary receipts representing securities of the Index. The Index is designed to measure the performance of an investable universe of publicly-traded, emerging market internet and ecommerce companies. Companies eligible for inclusion in the Index will derive a majority of their assets or revenues from internet and ecommerce activities in emerging market nations (collectively, “Internet Companies”). Internet Companies include constituents from, but not limited to, companies in the following sectors: Internet Services, Internet Retail, Internet Broadcasting, Internet Media, Online Advertising, Online Travel, Online Gaming, Search Engines, and Social Networks. Products and/or services of Internet Companies may include internet, mobile, and telecommunication value-added services, online advertising, online direct sales, internet security software and services, mobile applications, e-mail service, web portals, electronic media subscription services, online entertainment, and online gaming services. Internet Companies eligible for inclusion in the Index must hold a majority of their assets in or derive a majority of their revenues from one or more of the following 28 currently eligible emerging market or frontier market nations: Argentina, Brazil, Chile, China, Columbia, Czech Republic, Egypt, Greece, Hungary, India, Indonesia, Kenya, Malaysia, Mexico, Morocco, Nigeria, Peru, Philippines, Poland, Qatar, Russia, South Africa, South Korea, Taiwan, Thailand, Turkey, United Arab Emirates, and Vietnam. From time to time, the Index may be more heavily weighted in a single country or a small number of countries. As of the date of this Prospectus, Chinese securities comprised a significant portion of this Index.

Eligible Index constituents include publicly issued common equity securities, exchange-traded American Depositary Receipts (ADRs), American Depositary Shares (ADSs), Global Depositary Receipts (GDRs), and International Depositary Receipts (IDRs) of Internet Companies that have a free-float adjusted market capitalization of at least $300 million at the time of inclusion in the Index. A free-float adjusted market capitalization of at least $200 million is required for ongoing inclusion in the Index. Index constituents are weighted by their modified float-adjusted market capitalization in accordance with the index methodology developed by Big Tree Capital LLC (the “Index Provider”). “Float-adjusted” means that the share amounts used in calculating the Index reflect only shares available to investors. Eligible constituents must have a three month average daily turnover of at least $1 million. Shares held by control groups, public companies and government agencies are excluded. Companies traded in markets with restrictions on foreign ownership may be excluded from the Index as well.

The target weight of any single position is limited to 8.0% of the Index. At each semi-annual rebalance of the Index, any security with an index weighting of greater than 8.0% will be rebalanced back to 8.0% and the excess weighting will be applied proportionally to all remaining Index constituents. Then, all positions whose float-adjusted market capitalization weights are over 5% are added together. If the total weight is less than 50%, no further modifications are made. If the total weight is equal to or greater than 50% then the highest weighted position is capped at 8%. The excess weight is then applied on a pro-rata basis to all the remaining index constituents and the process is then repeated, if necessary, with the next largest stock being capped at a weight 0.5% less than the previous constituent (i.e., 7.5%, 7.0%, 6.5%, 6.0%, 5.5%, 5.0%, 4.5%) until the total combined weight of index constituents over 5% is less than 50%. The 4.5% maximum target weight is then applied to all the remaining stocks. Due to market actions, security weights may fluctuate above the targeted caps set forth above between semi-annual Index rebalances.

Solactive AG (the “Index Administrator”) rebalances the Index semi-annually on the third Friday of June and December. Index maintenance performed by the Index Administrator includes monitoring and implementing any adjustments, additions and deletions to the Index based upon the Index methodology or certain corporate actions, such as initial public offerings, mergers, acquisitions, bankruptcies, suspensions, de-listings, tender offers and spin-offs. The Index is unmanaged and cannot be invested in directly.

The Fund employs a “passive management” investment strategy in seeking to achieve its investment objective. The Fund will use a replication methodology, meaning it will invest in all of the securities composing the Index in proportion to the weightings in the Index. Exchange Traded Concepts, LLC (the “Adviser”) expects that over time, if the Fund has sufficient assets, the correlation between the Fund’s performance, before fees and expenses, and that of the Index will be 95% or better. A figure of 100% would indicate perfect correlation.

The Fund may invest up to 20% of its assets in investments that are not included in the Index, but which the Adviser believes will help the Fund track the Index. Such investments include cash and cash equivalents, other investment companies and other securities not included in the Index.

The Fund will concentrate its investments (i.e., hold 25% or more of its total assets) in a particular industry or group of industries to approximately the same extent that the Index concentrates in an industry or group of industries. As of the date of this Prospectus, the Index is concentrated in the internet retail and internet services sectors.

The Index Provider is not affiliated with the Fund, the Adviser or Penserra Capital Management LLC (the “Sub-Adviser” or “Penserra”). The Index Provider developed the methodology for determining the securities to be included in the Index and for the ongoing maintenance of the Index. The Index is calculated by the Index Administrator, which is not affiliated with the Fund, the Adviser, the Sub-Adviser, or the Index Provider.

Principal Risks

As with all funds, a shareholder is subject to the risk that his or her investment could lose money. The principal risks affecting shareholders’ investments in the Fund are set forth below. An investment in the Fund is not a bank deposit and is not insured or guaranteed by the FDIC or any government agency.

Common Stock Risk. Common stock holds the lowest priority in the capital structure of a company, and therefore takes the largest share of the company’s risk and its accompanying volatility. An adverse event, such as an unfavorable earnings report, may depress the value of a particular common stock. Also, prices of common stocks are sensitive to general market movements.

Consumer Discretionary Sector Risk. The Fund invests in consumer discretionary companies, which are companies that provide non-essential goods and services, such as retailers, media companies and consumer services. These companies manufacture products and provide discretionary services directly to the consumer, and the success of these companies is tied closely to the performance of the overall domestic and international economy, interest rates, competition and consumer confidence.

Currency Exchange Rate Risk. The Fund may invest a relatively large percentage of its assets in securities denominated in non-U.S. currencies. Changes in currency exchange rates and the relative value of non-U.S. currencies will affect the value of the Fund’s investment and the value of your Fund Shares. Because the Fund’s net asset value (“NAV”) is determined in U.S. dollars, the Fund’s NAV could decline if the currency of the non-U.S. market in which the Fund invests depreciates against the U.S. dollar, even if the value of the Fund’s holdings, measured in the foreign currency, increases. Currency exchange rates can be very volatile and can change quickly and unpredictably. As a result, the value of an investment in the Fund may change quickly and without warning and you may lose money.

Depositary Receipt Risk. ADRs, ADSs, GDRs and IDRs are subject to the risks associated with investing directly in foreign securities. In addition, investments in ADRs, ADSs, GDRs and IDRs may be less liquid than the underlying shares in their primary trading market.

Early Close/Trading Halt Risk. An exchange or market may close or issue trading halts on specific securities, or the ability to buy or sell certain securities or financial instruments may be restricted, which may result in the Fund being unable to buy or sell certain securities or financial instruments. In such circumstances, the Fund may be unable to rebalance its portfolio, may be unable to accurately price its investments and/or may incur substantial trading losses.

Emerging Markets Securities Risk. Emerging markets are subject to greater market volatility, lower trading volume, political and economic instability, uncertainty regarding the existence of trading markets and more governmental limitations on foreign investment than more developed markets. In addition, securities in emerging markets may be subject to greater price fluctuations than securities in more developed markets. An investment in securities of foreign companies may be in the form of depositary receipts or other securities convertible into securities of foreign issuers.

Foreign Securities Risk. Investments in non-U.S. securities involve certain risks that may not be present with investments in U.S. securities. For example, investments in non-U.S. securities may be subject to risk of loss due to foreign currency fluctuations or to expropriation, nationalization or adverse political or economic developments. Foreign securities may have relatively low market liquidity and decreased publicly available information about issuers. Investments in non-U.S. securities also may be subject to withholding or other taxes and may be subject to additional trading, settlement, custodial, and operational risks. Non-U.S. issuers may also be subject to inconsistent and potentially less stringent accounting, auditing, financial reporting and investor protection standards than U.S. issuers. These and other factors can make investments in the Fund more volatile and potentially less liquid than other types of investments.

Frontier Market Risk. Certain foreign markets are only in the earliest stages of development and may be considered “frontier markets.” Frontier financial markets generally are less liquid and more volatile than other markets, including markets in developing and emerging economies. Frontier markets have a high concentration of market capitalization and trading volume in a small number of issuers representing a limited number of industries. Securities may have limited marketability and be subject to erratic price movements. Frontier markets, particularly countries in the Middle East, have been, and may continue to be, impacted by political instability, war, terrorist activities and religious, ethnic and/or socioeconomic unrest. These and other factors make investing in frontier market countries significantly riskier than investing in developed market or emerging market countries.

Geographic Investment Risk. To the extent the Fund invests a significant portion of its assets in the securities of companies of a single country or region, it is more likely to be impacted by events or conditions affecting that country or region.

Investing in China Risk. As of the date of this Prospectus, a significant portion of the Index consists of securities of Chinese issuers. Consequently, the Fund’s performance is expected to be closely tied to social, political, and economic conditions within China and to be more volatile than the performance of more geographically diversified funds. The government of China maintains strict currency controls in order to achieve economic, trade and political objectives and regularly intervenes in the currency market. The Chinese government also plays a major role in the country’s economic policies regarding foreign investments. Foreign investors are subject to the risk of loss from expropriation or nationalization of their investment assets and property, governmental restrictions on foreign investments and the repatriation of capital invested. In addition, the rapid growth rate of the Chinese economy over the past several years may not continue, and the trend toward economic liberalization and disparities in wealth may result in social disorder, including violence and labor unrest. These and other factors could have a negative impact on the Fund’s performance and increase the volatility of an investment in the Fund.

Geopolitical Risk. Some countries and regions in which the Fund invests have experienced security concerns, war or threats of war and aggression, terrorism, economic uncertainty, natural and environmental disasters and/or systemic market dislocations that have led, and in the future may lead, to increased short-term market volatility and may have adverse long-term effects on the U.S. and world economies and markets generally, each of which may negatively impact the Fund’s investments.

Index Tracking Risk. The Fund’s return may not match or achieve a high degree of correlation with the return of the Index.

Industry Concentration Risk. Because the Fund’s assets will be concentrated in an industry or group of industries to the extent that the Index concentrates in a particular industry or group of industries, the Fund is subject to loss due to adverse occurrences that may affect that industry or group of industries.

Internet Companies Risk. The Fund invests in the securities of Internet Companies, including internet services companies and internet retailers. Internet Companies are subject to rapid changes in technology, worldwide competition, rapid obsolescence of products and services, loss of patent protections, cyclical market patterns, evolving industry standards, frequent new product introductions and the considerable risk of owning small capitalization companies that have recently begun operations.

Issuer-Specific Risk. Fund performance depends on the performance of individual securities to which the Fund has exposure. Issuer-specific events, including changes in the financial condition of an issuer, can have a negative impact on the value of the Fund.

Large-Capitalization Risk. Returns on investments in securities of large companies could trail the returns on investments in securities of smaller and mid-sized companies.

Liquidity Risk. Liquidity risk exists when particular Fund investments are difficult to purchase or sell. This can reduce the Fund’s returns because the Fund may be unable to transact at advantageous times or prices.

Market Risk. The values of equity securities in the Index could decline generally or could underperform other investments.

Non-Diversification Risk: The Fund is non-diversified, meaning that, as compared to a diversified fund, it can invest a greater percentage of its assets in securities issued by or representing a small number of issuers. As a result, the performance of these issuers can have a substantial impact on the Fund’s performance.

Passive Investment Risk: The Fund is not actively managed and therefore the Fund would not sell shares of an equity security due to current or projected underperformance of a security, industry or sector, unless that security is removed from the Index or the selling of shares is otherwise required upon a rebalancing of the Index.

Small- and Mid-Capitalization Risk: The small- and mid-capitalization companies in which the Fund invests may be more vulnerable to adverse business or economic events than larger, more established companies, and may underperform other segments of the market or the equity market as a whole. Securities of mid- and small-capitalization companies generally trade in lower volumes, are often more vulnerable to market volatility, and are subject to greater and more unpredictable price changes than larger capitalization stocks or the stock market as a whole.

Technology Sector Risk: The Fund is subject to the risk that market or economic factors impacting technology companies and companies that rely heavily on technology advances could have a major effect on the value of the Fund’s investments. The value of stocks of technology companies and companies that rely heavily on technology is particularly vulnerable to rapid changes in technology product cycles, rapid product obsolescence, the loss of patent, copyright and trademark protections, government regulation and competition, both domestically and internationally, including competition from foreign competitors with lower production costs. Information technology companies may also be smaller and less experienced companies, with limited product lines, markets or financial resources and fewer experienced management or marketing personnel. Information technology company stocks, especially those which are Internet related, have experienced extreme price and volume fluctuations that are often unrelated to their operating performance.

Performance Information

The Fund commenced operations on November 12, 2014 and therefore does not have performance history for a full calendar year. Once the Fund has completed a full calendar year of operations, a bar chart and table will be included that will provide some indication of the risks of investing in the Fund by showing the variability of the Fund's return based on net assets.